TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

16.TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, BEST BVI, BEST Capital BVI and Store BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by BEST BVI, BEST Capital BVI and Store BVI to its shareholders, no withholding tax is imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2021, 2022 and 2023, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, BEST HK, BEST Capital HK and Store HK are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s subsidiaries, VIEs and subsidiaries of the VIEs domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.

BEST Technology is qualified as High and New Technology Enterprise and is subject to a preferential statutory tax rate of 15% for three years from 2022 to 2024.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Company’s loss before income taxes and share of net loss of equity investees consists of the following:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
PRC	(954,592)	(1,053,407)	(369,844)	(52,093)
Non-PRC	(306,013)	(410,909)	(537,621)	(75,722)
	(1,260,605)	(1,464,316)	(907,465)	(127,815)

16.TAXATION (CONTINUED)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income (loss) are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax	(3,198)	(511)	(1,141)	(161)
Deferred income tax	—	—	—	—
	(3,198)	(511)	(1,141)	(161)

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax from continuing operations is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(1,260,605)	(1,464,316)	(907,465)	(127,815)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at the statutory tax rate	315,151	366,079	226,866	31,953
Non-deductible expenses	(112,363)	(20,250)	(41,138)	(5,794)
Effect of different tax rates in different jurisdictions and preferential tax rate	447,053	(68,037)	(42,203)	(5,944)
R&D expenses super-deduction	25,756	14,223	15,868	2,235
Non-taxable income	6,525	6,395	4,575	644
Provision to return	14,568	(74,577)	17,752	2,500
Deferred tax expenses	(21,245)	(1,462)	(8,212)	(1,157)
Tax rate change	2,890	(483)	8,531	1,202
Expired tax loss	(112,725)	(160,285)	(18,784)	(2,645)
Change in valuation allowance	(568,808)	(62,114)	(164,396)	(23,155)
	(3,198)	(511)	(1,141)	(161)

The principal components of the deferred tax assets and liabilities are as follows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	278,341	298,208	42,002
Customer advances and deposits	10,431	7,139	1,006
Allowance for credit losses and inventory provision	101,187	99,327	13,990
Allowance for long-term investment	3,078	3,078	434
Impairment of long-lived asset	—	23,675	3,335
Loss from inter-company loan forgiveness	—	128,959	18,163
Depreciation and amortization expense	18,961	8,476	1,194
Net operating losses carry forward	1,410,903	1,419,440	199,924
Lease liabilities	467,623	355,341	50,049
Total deferred tax assets	2,290,524	2,343,643	330,097
Valuation allowance*	(1,818,282)	(1,982,678)	(279,256)
Total deferred tax assets net of valuation allowance	472,242	360,964	50,841

16. TAXATION (CONTINUED)

Deferred tax (continued)

*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(29,232)	(4,117)
Accrued revenue recognition difference	(3,765)	(5,016)	(707)
Right-of-use assets	(439,245)	(326,716)	(46,017)
Total deferred tax liabilities	(472,242)	(360,964)	(50,841)

As of December 31, 2022 and 2023, the Company has net operating losses from continuing operations of RMB5,621,989 and RMB5,719,812 (US$805,619), mainly from its PRC subsidiaries and VIEs. The tax losses in the PRC can be carried forward for five years to offset future taxable income, and the period is extended to ten years for entities that qualify as a HNTE. The PRC subsidiaries’ net operating losses will expire from years 2024 to 2033 if not utilized.

As of December 31, 2023, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2023, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB31,642 (US$4,457). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries are not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2022 and 2023, the Company recorded an unrecognized tax benefit of RMB94,572 and RMB88,530 (US$12,468) respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2022 and 2023, unrecognized tax benefits of RMB58,813 and RMB64,997 (US$9,155), respectively, if ultimately recognized, will impact the effective tax rate. A rollforward of unrecognized tax benefits is as follows:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Beginning balance	78,800	94,572	13,320
Additions	15,772	6,184	870
Decreases	—	(12,226)	(1,722)
Ending balance	94,572	88,530	12,468

During the years ended December 31, 2021, 2022 and 2023, the Company did not record any interest expense or penalty accrued in relation to the unrecognized tax benefit.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years ended December 31, 2018 through December 31, 2023 of the PRC subsidiaries, the VIEs and its subsidiaries remain open to examination by the tax authorities.